Financial Instruments - Additional Information (Detail) $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($) Vessel	Jan. 31, 2014 shares
Tanker Investments Ltd [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of stock purchase warrants		1
Tanker Investments Ltd [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant (shares)		750,000
Time-charter Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aframax equivalent vessel percent	55.00%
Aframax equivalent vessels | Vessel	2
Estimated average daily tanker rate | $	$ 19
Stock Purchase Warrant [Member] | Tanker Investments Ltd [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility rate	45.64%